Filed Pursuant to Rule 497(a)

File No. 333-275154

Filed Pursuant to Section 24(b)

File No. 811-23913

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9/4/25, 11:17 PM Figure Markets | Buy, sell and borrow BTC, ETH, and more FIGURE | Markets Real Yield, Assets, & Ownership Earn yield backed by cash flowing assets. Borrow and trade crypto assets with decentralized custody. Log in Sign up Current APR 9.0% Current loans $4,517,361 Total offers: $4,253,132.97 Unfilled offers Filled offers Your offers 9.0% 8.9% 8.7% Democratized Prime Get 9% yield backed by Home Equity Lines of Credit Crypto-Backed Loans Borrow with industry low rates and decentralized custody Figure Exchange The Only Exchange for Crypto, HASH, and Real World Assets Democratized Prime Get 9% yield backed by Home Equity Lines of Credit https://www.figuremarkets.com 1/7

9/4/25, 11:17 PM Figure Markets | Buy, sell and borrow BTC, ETH, and more FIGURE | Markets Start earning What makes Figure Markets different Built on Provenance Blockchain Figure Markets runs on Provenance Blockchain a purpose-built blockchain trusted by major institutions for fast, transparent, on-chain settlement of loans, trades, and real-world assets. https://www.figuremarkets.com 2/7

9/4/25, 11:17 PM Figure Markets | Buy, sell and borrow BTC, ETH, and more Earn 3.8% APY with YLDS FIGURE | Markets YLDS is a superior alternative to traditional stablecoins that pays you for just holding it. YLDS delivers recurring interest payments, while unlocking new ways to send, save, and trade. Innovative Assets From YLDS, the first SEC-regulated yield stablecoin, to tokenized real estate and credit pools, Figure Markets creates ownable assets built to generate real on-chain returns. Self & Decentralized Custody Most exchanges take control of your coins. Our MPC wallets enable decentralized custody that puts you in control and gives you self-custody for Provenance native assets. Latest from Figure Markets Figure Markets Figure Markets Opens $15M HELOC Facility as First Real-World Asset Financing on a DeFi Marketplace https://www.figuremarkets.com 3/7

9/4/25, 11:17 PM Figure Markets | Buy, sell and borrow BTC, ETH, and more Figure Markets today announced the launch of a $15 million on-chain senior lending facility packed by Figure home equity lines of credit (HELOCs). The facility uses Figure Market's Democratized Prime marketplace, where borrowers access capital directly from lenders using public blockchain digital assets as collateral… Continue reading Figure Markets Figure Markets introduces partnership with CryptoRunner, one of the largest cryptocurrency comparison services Figure Markets, a leading innovator in digital asset management and decentralized trading solutions, is pleased to announce a strategic partnership with CryptoRunner, a renowned cryptocurrency comparison service. This collaboration aims to enhance transparency, accessibility and education in the rapidly evolving… Continue reading Figure Markets Figure Markets Launched Industry First Yield-Bearing Stablecoin as an SEC Registered Public Security Figure Markets, a leader in decentralized finance, has launched the first interest-bearing transferable stablecoin native to a public blockchain, registered with the Securities and Exchange Commission. YLDS, a public security offered through Figure Markets's wholly owned subsidiary, Figure Certificate Company, is a fixed… Continue reading https://www.figuremarkets.com 4/7

9/4/25, 11:17 PM Figure Markets | Buy, sell and borrow BTC, ETH, and more FIGURE | Markets Get $50 when you refer a friend Sign up today FIGURE | Markets ©2024 Markets 650 California, Suite 200 San Francisco CA 94108 Product Trade Pro Trade Crypto-Backed Loans https://www.figuremarkets.com 5/7

9/4/25, 11:17 PM Figure Markets | Buy, sell and borrow BTC, ETH, and more Home Equity Line of Credit FIGURE | Markets DSCR Loan Democratized Prime Figure Connect Resources & About Blog News About Figure Markets Careers Contact Us Legal Terms and Policies Your privacy options Democratized Prime uses a Dutch auction method for its borrowers/lenders. There is an inherent risk due to interest rate volatility in a Dutch auction interest rates in the auction may rise rapidly. At the time of acceptance, your loan may be filled with a different or higher interest rate than offered at the time of selection. The interest rate is only fixed at the time of loan approval and not at the time of loan acceptance. By participating in the Democratized Prime program on Figure Markets, you acknowledge and agree to be bound by the applicable legal agreements and terms, depending on your role as a borrower or lender. All users are subject to the Democratized Prime Terms of Service, which govern general use of the platform. Participants are further bound by the terms outlined in the Loan Agreement Disclosures, which describe key risks, responsibilities, and disclosures related to crypto-backed borrowing. Lenders agree to the terms of the Democratized Prime Master HELOC Loan Agreement, which governs their participation in the lending through the platform. Please review all applicable documents carefully before transacting. By proceeding, you confirm that you understand and accept the rights, obligations, and risks set forth in the above agreements. YLDS Stablecoins are unsecured face-amount certificates and solely backed by the assets of Figure Certificate Company (FCC), who is the issuer of the certificates. As a subsidiary of figure Markets Holdings, Inc., FCC is (absent exclusion or exemption) required to comply with certain limits on its activity, including investment and/or trading limitations on its portfolio and other limitations under applicable banking and securities laws. FCC is not a bank, and the securities it offers are not deposits or obligations of, or backed or guaranteed or endorsed by, any bank or https://www.figuremarkets.com 6/7

9/4/25, 11:17 PM Figure Markets | Buy, sell and borrow BTC, ETH, and more FIGURE | Markets financial institution, nor are they insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency. The Certificates are not an insurance company product, an equity investment, or an investment in a money market mutual fund. FCC's qualified assets on deposit may exceed the deposit amounts required by applicable regulations. If there are losses on FCC's assets, FCC may not have sufficient resources to meet its obligations, including making interest and/or principal payments on your certificates. Most of FCC's assets are debt securities and are subject to risks including credit risk, interest rate risk and prepayment and extension risk. You could lose money by investing in the Stablecoin. Although the Stablecoin seeks to preserve the value of your investment at $0.01 per share, it cannot guarantee it will do so. You should consider the investment objectives, risks, charges and expenses of certificates carefully before investing. Download a free prospectus, which contains this and other important information about our certificates Figure Certificate Company Prospectus available here. More information about YLDS and FCC can be found here. Interest rate applicable to all Certificates is the overnight Secured Overnight Financing Rate ("SOFR") less 50 basis points, with a minimum rate of 0.00%. SOFR stands for the Secured Overnight Financing Rate (SOFR), which is a broad measure of the cost of borrowing cash overnight collateralized by Treasury securities. For more information, please visit the Federal Reserve Bank of New York's Website by clicking here. For Risks associated with cryptocurrencies, please review our disclosure here. Figure Payments Corporation offers to self-directed investors and traders cryptocurrency brokerage services under the brand name, "Figure Markets." It is neither licensed with the SEC or the CFTC nor is it a Member of NFA. Figure Payments Corporation's NMLS ID number is 2033432, and is located at 100 West Liberty Street, Suite 600, Reno, NV., 89501. You can verify Figure Payments licensing status at the NMLS Consumer Access website. Click here for Figure Payment's state license and regulatory disclosures. Figure.com | Licenses | ©2025 Figure Lending LLC dba Figure | 650 S. Tryon Street, 8th Floor, Charlotte, NC 28202 | (888) 819-6388. NMLS # 1717824 | For licensing information, go to www.nmlsconsumeraccess.org Crypto loans are offered to U.S. borrowers by Figure Lending LLC. This product is not available to U.S. residents of DC, ID, IL, KY, MD, MS, SD, TX, VT, or VA. Crypto loans are offered through Figure Markets Credit LLC to residents of the state of New York and to international customers except in the following jurisdictions: Crimea (Ukraine), Donetsk (Ukraine), Luhansk (Ukraine), Afghanistan, Albania, Belarus, Central African Republic, Congo (the Democratic Republic of), Cuba, Ethiopia, Haiti, Iran (Islamic Republic of), Iraq, Lebanon, Libya, Mali, Myanmar (Burma), Nicaragua, Nigeria, North Korea (Democratic People's Republic of), Pakistan, Palestine (State of), Russia, Somalia, South Sudan, Sudan, Syria, Ukraine, Venezuela, Yemen, or Zimbabwe. Figure Markets, Inc., Figure Certificate Company (FCC), Figure Payments Corporation are all subsidiaries of Figure Markets Holdings, Inc. Figure Lending LLC (dba Figure) and Figure Markets Holdings, Inc. are both subsidiaries of FT Intermediate, Inc. https://www.figuremarkets.com 7/7